Subsequent Events - Additional Information (Detail)		1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2017 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($) Product	Feb. 28, 2017 USD ($)	Sep. 30, 2017	Dec. 31, 2016	Jun. 14, 2017 USD ($)
Convertible Bonds
Subsequent Event [Line Items]
Convertible bonds issued by company	$ 7,000,000								$ 68,000,000
Common stock discount rate	20.00%
Hanmi | Convertible Bonds | License Agreement
Subsequent Event [Line Items]
Convertible bonds issued by company	$ 7,000,000			$ 7,000,000
Interest rate				10.00%
Common stock discount rate	20.00%
Hanmi | Maximum | Convertible Bonds | License Agreement
Subsequent Event [Line Items]
Common stock discount rate				22.50%
Hanmi | Minimum | Convertible Bonds | License Agreement
Subsequent Event [Line Items]
Common stock discount rate				20.00%
Amphastar
Subsequent Event [Line Items]
Payments to acquire abbreviated new drug application (ANDAs) & Inventory for APIs					$ 6,400,000
Royalty fee percentage					2.00%	2.00%
Number of ANDAs and API inventory | Product					14,000,000
Royalty fee, payment period					10 years
Amphastar | Paid upon execution of the agreement [Member]
Subsequent Event [Line Items]
Payments to acquire abbreviated new drug application (ANDAs) & Inventory for APIs					$ 1,000,000
Amphastar | Due within thirty days following May 1, 2017 [Member]
Subsequent Event [Line Items]
Payments to acquire abbreviated new drug application (ANDAs) & Inventory for APIs					1,000,000
Amphastar | Due within thirty days of receiving FDA approval of site transfer to sell Prochlorperazine Edisylate Injection USP [Member]
Subsequent Event [Line Items]
Payments to acquire abbreviated new drug application (ANDAs) & Inventory for APIs					3,000,000
Amphastar | Due within thirty days of receiving FDA approval of site transfer of a second product [Member]
Subsequent Event [Line Items]
Payments to acquire abbreviated new drug application (ANDAs) & Inventory for APIs					$ 1,400,000
Gland Pharma Ltd
Subsequent Event [Line Items]
Number of product | Product					6
Number of product approved | Product					4
License agreement					5 years
Renewal period					2 years
Gland Pharma Ltd | Contingent to Regulatory Approvals [Member]
Subsequent Event [Line Items]
License fee					$ 312,500
Number of product | Product					2
Gland Pharma Ltd | Maximum
Subsequent Event [Line Items]
License fee					$ 3,150,000
Percentage of profit sharing from net sale of licensed product					40.00%
Gland Pharma Ltd | Minimum
Subsequent Event [Line Items]
Percentage of profit sharing from net sale of licensed product					25.00%
Almirall | Subsequent Event
Subsequent Event [Line Items]
License agreement upfront payment		$ 30,000,000
License agreement milestone payment		55,000,000
Additional milestone payments		65,000,000
Sales milestones, and tiered royalty payments		$ 230,000,000
Convertible Bonds
Subsequent Event [Line Items]
Convertible bonds issued by company			$ 20,000,000		$ 10,000,000	$ 10,000,000
Interest rate			10.00%		10.00%	10.00%
Promissory note maturity, ending date			Apr. 20, 2019			Oct. 01, 2018	Oct. 01, 2018	Oct. 01, 2018
Convertible Bonds | Related Parties
Subsequent Event [Line Items]
Convertible bonds issued by company					$ 4,000,000	$ 4,000,000